Cover	Aug. 31, 2026
Cover [Abstract]
Entity Registrant Name	LIGHTBRIDGE CORPORATION
Entity Central Index Key	0001084554
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2026
Entity Incorporation State Country Code	NV
Entity File Number	001-34487
Entity Tax Identification Number	91-1975651
Entity Address Address Line 1	11710 Plaza America Drive
Entity Address Address Line 2	Suite 2000
Entity Address City Or Town	Reston
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20190
City Area Code	571
Local Phone Number	730-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	LTBR
Security Exchange Name	NASDAQ